Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Research and Development costs
Research and development costs	€ 5,909	€ 11,449	€ 11,969	€ 24,816
Decrease in research and development costs compared to same period in prior year			€ (12,847)